RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Derivative financial instruments
Summary of Derivative Instruments
The maturity and notional principal or quantity outstanding related to the Company's derivative instruments excluding hedges of the net investment in foreign operations is as follows:

at December 31, 2017	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Purchases[1]	66,132	133	6	—	—
Sales[1]	42,836	135	7	—	—
Millions of U.S. dollars	—	—	—	US 2,931	US 2,300
Millions of Mexican pesos	—	—	—	MXN 100	—
Maturity dates	2018-2022	2018-2021	2018	2018	2018-2022

1	Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls respectively.

at December 31, 2016	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Purchases[1]	86,887	182	6	—	—
Sales[1]	58,561	147	6	—	—
Millions of U.S. dollars	—	—	—	US 2,394	US 1,550
Maturity dates	2017-2021	2017-2020	2017	2017	2017-2019

1	Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls respectively.

Schedule of Financial Instruments
The following table details the fair value of non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

	2017		2016
at December 31	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(millions of Canadian $)

Long-term debt, including current portion[1,2] (Note 17)	(34,741)	(40,180)	(40,150)	(45,047)
Junior subordinated notes (Note 18)	(7,007)	(7,233)	(3,931)	(3,825)
	(41,748)	(47,413)	(44,081)	(48,872)

1	Long-term debt is recorded at amortized cost, except for US$1.1 billion (2016 – US$850 million) that is attributed to hedged risk and recorded at fair value.

2
Net income in 2017 included unrealized gains of $4 million (2016 – gains of $2 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$1.1 billion of long-term debt at December 31, 2017 (2016 – US$850 million). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.

Available for Sale Assets Summary
The following tables summarize additional information about the Company's restricted investments that are classified as available for sale assets:

	2017		2016
	LMCI Restricted Investments	Other Restricted Investments[2]	LMCI Restricted Investments	Other Restricted Investments[2]
(millions of Canadian $)

Fair value[1]
Fixed income securities (maturing within 1 year)	—	23	—	19
Fixed income securities (maturing within 1-5 years)	—	107	—	117
Fixed income securities (maturing within 5-10 years)	14	—	9	—
Fixed income securities (maturing after 10 years)	790	—	513	—
	804	130	522	136

1	Available for sale assets are recorded at fair value and included in Other current assets and Restricted investments on the Company's Consolidated balance sheet.

2	Other restricted investments have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary.
The balance sheet classification of the fair value of derivative instruments as at December 31, 2017 is as follows:

at December 31, 2017	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	1	—	—	249	250
Foreign exchange	—	—	8	70	78
Interest rate	3	—	—	1	4
	4	—	8	320	332
Intangible and other assets (Note 12)
Commodities[2]	—	—	—	69	69
Interest rate	4	—	—	—	4
	4	—	—	69	73
Total Derivative Assets	8	—	8	389	405

Accounts payable and other (Note 14)
Commodities[2]	(6)	—	—	(208)	(214)
Foreign exchange	—	—	(159)	(10)	(169)
Interest rate	—	(4)	—	—	(4)
	(6)	(4)	(159)	(218)	(387)
Other long-term liabilities (Note 15)
Commodities[2]	(2)	—	—	(26)	(28)
Foreign exchange	—	—	(43)	—	(43)
Interest rate	—	(1)	—	—	(1)
	(2)	(1)	(43)	(26)	(72)
Total Derivative Liabilities	(8)	(5)	(202)	(244)	(459)
Total Derivatives	—	(5)	(194)	145	(54)

1	Fair value equals carrying value.

2	Includes purchases and sales of power, natural gas and liquids.
The balance sheet classification of the fair value of derivative instruments as at December 31, 2016 is as follows:

at December 31, 2016	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	6	—	—	351	357
Foreign exchange	—	—	6	10	16
Interest rate	1	1	—	1	3
	7	1	6	362	376
Intangible and other assets (Note 12)
Commodities[2]	4	—	—	118	122
Foreign exchange	—	—	10	—	10
Interest rate	1	—	—	—	1
	5	—	10	118	133
Total Derivative Assets	12	1	16	480	509

Accounts payable and other (Note 14)
Commodities[2]	—	—	—	(330)	(330)
Foreign exchange	—	—	(237)	(38)	(275)
Interest rate	(1)	(1)	—	—	(2)
	(1)	(1)	(237)	(368)	(607)
Other long-term liabilities (Note 15)
Commodities[2]	—	—	—	(118)	(118)
Foreign exchange	—	—	(211)	—	(211)
Interest rate	—	(1)	—	—	(1)
	—	(1)	(211)	(118)	(330)
Total Derivative Liabilities	(1)	(2)	(448)	(486)	(937)
Total Derivatives	11	(1)	(432)	(6)	(428)

1	Fair value equals carrying value.

2	Includes purchases and sales of power, natural gas and liquids.

Unrealized Gain (Loss) on Investments

	2017		2016
(millions of Canadian $)	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]

Net unrealized (losses)/gains in the year ended December 31	(3)	1	(28)	(1)
Net realized (losses)/gains in the year ended December 31[3]	(1)	—	—	—

1
Gains and losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses as regulatory assets or liabilities.

2	Unrealized gains and losses on other restricted investments are included in OCI.

3	The realized gains or losses on the sale of LMCI restricted investment securities are determined using the average cost basis.

Realized Gain (Loss) on Investments

	2017		2016
(millions of Canadian $)	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]

Net unrealized (losses)/gains in the year ended December 31	(3)	1	(28)	(1)
Net realized (losses)/gains in the year ended December 31[3]	(1)	—	—	—

1
Gains and losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses as regulatory assets or liabilities.

2	Unrealized gains and losses on other restricted investments are included in OCI.

3	The realized gains or losses on the sale of LMCI restricted investment securities are determined using the average cost basis.

Summary of Unrealized and Realized Gains/(Losses) of Derivative Instruments
The following summary does not include hedges of the net investment in foreign operations.

year ended December 31	2017	2016	2015
(millions of Canadian $)

Derivative instruments held for trading[1]
Amount of unrealized gains/(losses) in the year
Commodities[2]	62	123	(37)
Foreign exchange	88	25	(21)
Interest rate	(1)	—	—
Amount of realized (losses)/gains in the year
Commodities	(107)	(204)	(151)
Foreign exchange	18	62	(112)
Interest rate	1	—	—
Derivative instruments in hedging relationships
Amount of realized gains/(losses) in the year
Commodities	23	(167)	(179)
Foreign exchange	5	(101)	—
Interest rate	1	4	8

1
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell commodities are included net in Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included net in Interest expense and Interest income and other, respectively.

2
In 2017, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur (2016 – net loss of $42 million).

Schedule of Components of OCI related to Derivatives in Cash Flow Hedging Relationships
The components of OCI (Note 22) related to derivatives in cash flow hedging relationships including the portion attributable to non-controlling interests are as follows:

year ended December 31	2017	2016	2015
(millions of Canadian $, pre-tax)

Change in fair value of derivative instruments recognized in OCI (effective portion)[1]
Commodities	(1)	39	(92)
Interest rate	4	5	—
	3	44	(92)
Reclassification of (losses)/gains on derivative instruments from AOCI to Net income (effective portion)[1]
Commodities[2]	(20)	57	128
Interest rate[3]	17	14	16
	(3)	71	144

1
No amounts have been excluded from the assessment of hedge effectiveness. In 2017 and 2016, there were no gains or losses included in Net Income related to ineffective portions. Amounts in parentheses indicate losses recorded to OCI and AOCI.

2	Reported within Revenues on the Consolidated statement of income.

3	Reported within Interest expense on the Consolidated statement of income.

Schedule of Offsetting Assets
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2017:

at December 31, 2017	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative – Asset
Commodities	319	(198)	121
Foreign exchange	78	(56)	22
Interest rate	8	(1)	7
	405	(255)	150
Derivative – Liability
Commodities	(242)	198	(44)
Foreign exchange	(212)	56	(156)
Interest rate	(5)	1	(4)
	(459)	255	(204)

1	Amounts available for offset do not include cash collateral pledged or received.
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2016:

at December 31, 2016	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative – Asset
Commodities	479	(362)	117
Foreign exchange	26	(26)	—
Interest rate	4	(1)	3
	509	(389)	120
Derivative – Liability
Commodities	(448)	362	(86)
Foreign exchange	(486)	26	(460)
Interest rate	(3)	1	(2)
	(937)	389	(548)

1	Amounts available for offset do not include cash collateral pledged or received.

Schedule of Offsetting Liabilities
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2017:

at December 31, 2017	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative – Asset
Commodities	319	(198)	121
Foreign exchange	78	(56)	22
Interest rate	8	(1)	7
	405	(255)	150
Derivative – Liability
Commodities	(242)	198	(44)
Foreign exchange	(212)	56	(156)
Interest rate	(5)	1	(4)
	(459)	255	(204)

1	Amounts available for offset do not include cash collateral pledged or received.
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2016:

at December 31, 2016	Gross Derivative Instruments Presented on the Balance Sheet	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative – Asset
Commodities	479	(362)	117
Foreign exchange	26	(26)	—
Interest rate	4	(1)	3
	509	(389)	120
Derivative – Liability
Commodities	(448)	362	(86)
Foreign exchange	(486)	26	(460)
Interest rate	(3)	1	(2)
	(937)	389	(548)

1	Amounts available for offset do not include cash collateral pledged or received.

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis
The Company's financial assets and liabilities recorded at fair value have been categorized into three categories based on a fair value hierarchy.

Levels	How fair value has been determined

Level I
Quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. An active market is a market in which frequency and volume of transactions provides pricing information on an ongoing basis.

Level II
Valuation based on the extrapolation of inputs, other than quoted prices included within Level I, for which all significant inputs are observable directly or indirectly.
Inputs include published exchange rates, interest rates, interest rate swap curves, yield curves and broker quotes from external data service providers.
This category includes interest rate and foreign exchange derivative assets and liabilities where fair value is determined using the income approach and commodity derivatives where fair value is determined using the market approach.
Transfers between Level I and Level II would occur when there is a change in market circumstances.

Level III
Valuation of assets and liabilities are measured using a market approach based on extrapolation of inputs that are unobservable or where observable data does not support a significant portion of the derivative's fair value. This category includes long-dated commodity transactions in certain markets where liquidity is low and the Company uses the most observable inputs available or, if not available, long-term broker quotes to estimate the fair value for these transactions. Valuation of options is based on the Black-Scholes pricing model.
Assets and liabilities measured at fair value can fluctuate between Level II and Level III depending on the proportion of the value of the contract that extends beyond the time frame for which significant inputs are considered to be observable. As contracts near maturity and observable market data becomes available, they are transferred out of Level III and into Level II.

The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions for 2017, are categorized as follows:

at December 31, 2017	Quoted Prices in Active Markets (Level I)[1]	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets:
Commodities	21	283	15	319
Foreign exchange	—	78	—	78
Interest rate	—	8	—	8
Derivative Instrument Liabilities:
Commodities	(27)	(193)	(22)	(242)
Foreign exchange	—	(212)	—	(212)
Interest rate	—	(5)	—	(5)
	(6)	(41)	(7)	(54)

1	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2017.
The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions for 2016, are categorized as follows:

at December 31, 2016	Quoted Prices in Active Markets (Level I)[1]	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets:
Commodities	134	326	19	479
Foreign exchange	—	26	—	26
Interest rate	—	4	—	4
Derivative Instrument Liabilities:
Commodities	(102)	(343)	(3)	(448)
Foreign exchange	—	(486)	—	(486)
Interest rate	—	(3)	—	(3)
	32	(476)	16	(428)

1	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2016.

Schedule of Net Change in the Level III Fair Value Category
The following table presents the net change in fair value of derivative assets and liabilities classified in Level III of the fair value hierarchy:

(millions of Canadian $, pre-tax)	2017	2016

Balance at beginning of year	16	9
Transfers out of Level III	(19)	(1)
Total (losses)/gains included in Net income	(17)	13
Sales	(5)	(3)
Settlements	18	(2)
Balance at end of year[1]	(7)	16

1	Revenues include unrealized losses attributed to derivatives in the Level III category that were still held at December 31, 2017 of $7 million (2016 — gains of $7 million).

Designated as a net investment hedge
Derivative financial instruments
Summary of Derivative Instruments
The fair values and notional or principal amounts for the derivatives designated as a net investment hedge were as follows:

	2017		2016
at December 31	Fair Value[1]	Notional or Principal Amount	Fair Value[1]	Notional or Principal Amount
(millions of Canadian $, unless otherwise noted)

U.S. dollar cross-currency interest rate swaps (maturing 2018 to 2019)[2]	(199)	US 1,200	(425)	US 2,350
U.S. dollar foreign exchange options (maturing 2018)	5	US 500	—	—
U.S. dollar foreign exchange forward contracts	—	—	(7)	US 150
	(194)	US 1,700	(432)	US 2,500

1	Fair value equals carrying value.

2
In 2017, Net income includes net realized gains of $4 million (2016 – gains of $6 million) related to the interest component of cross-currency swap settlements which are reported within Interest expense.

The notional amounts and fair value of U.S. dollar-denominated debt designated as a net investment hedge were as follows:

at December 31	2017	2016
(millions of Canadian $, unless otherwise noted)

Notional amount	25,400 (US 20,200)	26,600 (US 19,800)
Fair value	28,900 (US 23,100)	29,400 (US 21,900)